Stock-based compensation (Narrative) (Details 2) - CAD shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payments Related to Tax Withholding for Share-based Compensation	CAD 44	CAD 2	CAD 0
PSUs-ROIC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of employees affected by modification to stock-based compensation plan	133
PSUs-ROIC | Minimum [Member] | 2013 grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor	0.00%
PSUs-ROIC | Minimum [Member] | 2014 grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor	0.00%
PSUs-ROIC | Minimum [Member] | 2015 grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor	0.00%
PSUs-ROIC | Minimum [Member] | 2016 grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor	0.00%
PSUs-ROIC | Maximum [Member] | 2013 grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor	150.00%
PSUs-ROIC | Maximum [Member] | 2014 grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor	150.00%
PSUs-ROIC | Maximum [Member] | 2015 grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor	200.00%
PSUs-ROIC | Maximum [Member] | 2016 grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor	200.00%
PSUs-TSR | Minimum [Member] | 2015 grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor	0.00%
PSUs-TSR | Minimum [Member] | 2016 grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor	0.00%
PSUs-TSR | Maximum [Member] | 2015 grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor	200.00%
PSUs-TSR | Maximum [Member] | 2016 grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor	200.00%
DSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted during the period (in shares)	0.2
Payments Related to Tax Withholding for Share-based Compensation	CAD 16
Equity settled awards | PSUs-ROIC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Settlement from the Share Trusts, next fiscal year	0.3
Payments Related to Tax Withholding for Share-based Compensation	CAD 25
Equity settled awards | PSUs-ROIC | 2013 grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of awards vested during the period		48
Equity settled awards | PSUs-ROIC | 2014 grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance vesting factor	150.00%
Fair value of awards vested during the period	CAD 41
Cash settled awards | 2013 grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of awards vested during the period		39
Cash settled awards | PSUs-ROIC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted during the period (in shares)	0.8
Cash settled awards | PSUs-ROIC | 2012 grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of awards vested during the period			CAD 106
Cash settled awards | PSUs-ROIC | 2014 grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash settled awards modified to equity settled awards			0.4
Performance vesting factor	150.00%
Fair value of awards vested during the period	CAD 45
Share Units Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental compensation cost from modification	CAD 0
Share Units Plan | PSUs-ROIC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The number of years in the plan period over which the units will vest	3 years
Share Units Plan | PSUs-TSR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The number of years in the plan period over which the units will vest	3 years
Share Units Plan | Cash settled awards | PSUs-ROIC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout related to cash settled PSUs in the first quarter of next fiscal year	CAD 45	CAD 37
Units granted during the period (in shares)	0.0
Cash paid out for the awards	CAD 37
Share Units Plan | Cash settled awards | PSUs-ROIC | 2013 grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash settled awards modified to equity settled awards			0.5